BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Disclosure of detailed information about borrowings
Principal repayments on total borrowings due over the next five years and thereafter are as follows:

(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total borrowings
2025	$1,423	$76	$182	$—	$1,681
2026	1,834	53	1,855	—	3,742
2027	2,632	650	2,046	—	5,328
2028	799	3,216	3,414	—	7,429
2029	6,020	2,900	1,189	2,150	12,259
Thereafter	3,403	1,009	4,671	—	9,083
Total - principal repayments	$16,111	$7,904	$13,357	$2,150	$39,522
Deferred financing costs and other accounting adjustments	(306)	(168)	(178)	(8)	(660)
Total - December 31, 2024	$15,805	$7,736	$13,179	$2,142	$38,862
Total - December 31, 2023	$17,310	$8,977	$14,522	$1,440	$42,249
The following table summarizes the weighted average interest rates and terms of non-recourse subsidiary borrowings in subsidiaries of the partnership as at December 31, 2024 and 2023:

	Weighted average rate (%)		Weighted average term (years)		Consolidated
(US$ MILLIONS, except as noted)	2024	2023	2024	2023	2024	2023
Business services	8.1%	8.6%	8.5	7.6	$15,805	$17,310
Infrastructure services	8.0%	7.9%	4.8	4.8	7,736	8,977
Industrials	7.0%	8.8%	4.4	5.2	13,179	14,522
Total	7.8%	8.5%	6.3	6.1	$36,720	$40,809
The partnership enters into interest rate derivatives to mitigate the risk of interest rate movements on its floating rate debt instruments. Refer to Note 27 and Note 28 for additional information on the partnership’s interest rate derivatives and financial risk management. As at December 31, 2024, the weighted average interest rate of the partnership’s total non-recourse borrowings including the effect of interest rate derivatives was 7.6%.
The following table summarizes the non-recourse borrowings in subsidiaries of the partnership by currency as at December 31, 2024 and 2023:

(US$ MILLIONS, except as noted)	2024	Local currency		2023	Local currency
U.S. dollars	$17,633		$17,633	$19,447		$19,447
Euros	6,653		€6,426	7,114		€6,437
Australian dollars	6,350	A$	10,261	7,033	A$	10,324
Brazilian reais	3,896	R$	24,123	4,610	R$	22,311
Canadian dollars	899	C$	1,294	976	C$	1,293
Indian rupees	809	INR	69,184	802	INR	66,848
Other	480			827
Total	$36,720			$40,809